Global Atlantic Motif Aging of America Portfolio
PORTFOLIO SUMMARY: Global Atlantic Motif Aging of America Portfolio
Investment Objectives:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Atlantic Motif Aging of America Portfolio Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Atlantic Motif Aging of America Portfolio Class II Shares
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%	[1]
Total Annual Portfolio Operating Expenses	1.01%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
Global Atlantic Motif Aging of America Portfolio | Class II Shares | USD ($)	103	322

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:

The Portfolio’s sub-adviser, Motif Capital Management, Inc. (“MCM”), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit as the general demographics of the United States shift towards an older population. An aging population will likely lead to an increase in the number of seniors requiring services and products to maintain their quality of life and who are dealing with one or more age-related chronic diseases. This long-term trend could affect the healthcare and housing industries and which companies will thrive and be profitable in the future.

The Portfolio invests primarily in a limited number of U.S. listed equity securities (including non-U.S. companies listed on U.S. exchanges) of companies and real estate investment trusts (REITs) that provide housing and healthcare products or services to elderly American consumers. Most of these companies are classified in the healthcare sector and more specifically within industries such as healthcare equipment and supplies, healthcare facilities and services, pharmaceuticals, and biotechnology and medical research. Housing for seniors, such as assisted living and retirement communities, are typically classified in the financials sector in the residential and commercial REITs industries.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies’ historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to the aging of the population. The themes currently include, but are not limited to, assisted living, cardiovascular and diabetic care, chronic obstructive pulmonary disease, dialysis, health insurance for seniors, oncology, orthopedics and retirement communities. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in healthcare industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities and American Depositary Receipts (ADRs) of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data), and REITs. The Portfolio may invest in companies of any capitalization range. Investments are deemed to be ‘non-U.S.’ if: (a) an issuer’s domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; or (c) the principal trading market for a security is located in a non-U.S. country.

Although MCM selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM’s investment selections and weightings and market price movements of individual investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

• Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

• Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Healthcare Concentration Risk: The Portfolio concentrates its investments in the healthcare sector. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the healthcare sector are subject to broad government regulation and can be significantly affected by supply and demand, the need for government approval of products and services, the expiration of patents and the results of clinical trials. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the healthcare sector than portfolios investing in a broader range of sectors.

• Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

• Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

• Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

• Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

• Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Quantitative Investing Risk: Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

• REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

• Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

• Thematic Investing Risk: The Portfolio’s investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Global Atlantic Motif Real Estate Trends Portfolio
PORTFOLIO SUMMARY: Global Atlantic Motif Real Estate Trends Portfolio
Investment Objectives:
The Portfolio seeks to provide long-term capital appreciation and income.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Atlantic Motif Real Estate Trends Portfolio Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Atlantic Motif Real Estate Trends Portfolio Class II Shares
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%	[1]
Total Annual Portfolio Operating Expenses	1.01%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
Global Atlantic Motif Real Estate Trends Portfolio | Class II Shares | USD ($)	103	322

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:

The Portfolio’s sub-adviser, Motif Capital Management, Inc. (“MCM”), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, orthemes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from structural shifts in demand for commercial, residential, and specialty real estate. Changing demographics, trends, and technological drivers could affect which companies will thrive and be profitable in the future. The Portfolio focuses on companies that MCM believes will likely benefit from demographic changes, urbanization, and an increased digital economy.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of real estate-related U.S. listed equity securities of companies, including companies that are not classified in the real estate business segment, but that have secondary exposure to real estate, such as hotels, home improvement retail stores, home and office furnishing retail stores and suppliers of construction equipment and materials, among others, and real estate investment trusts (REITs) (“real estate-related securities”). While most of these real estate-related securities are classified in the real estate business segment of the financials sector, some are classified in other sectors, such as materials (e.g., suppliers of construction materials), industrials (e.g., suppliers of machinery and equipment) and consumer cyclicals (e.g., homebuilders, home improvement retail companies, home and office furnishing retail companies, hotels and resorts). Real estate-related securities that are not classified under the real estate business segment of the financials sector provide products or services that support the companies within the real estate business segment.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies’ historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to evolving long-term real estate trends. The real estate themes currently include, but are not limited to, brick-and-mortar shopping, commercial spaces, digital real estate, high-density developments, home remodeling, hospitality (real estate-related companies that facilitate travel, such as hotels and travel booking companies), industrial and logistics (warehouse and distribution facilities that are linked to trade and manufacturing activities), self-storage, senior and assisted living, The American Homebuyer (construction and sales of new and existing single-family homes in the U.S.) and urban infrastructure. Digital real estate encompasses those real estate firms that provide facilities and services for digital infrastructure (e.g., data centers, e-commerce operators and mobile phone towers), and which thereby benefit from corporations’ increased computing needs. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in real estate industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data), and REITs. The Portfolio may invest in companies of any capitalization range.

Although MCM selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM’s investment selections and weightings and market price movements of individual investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

• Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

• Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Limited History of Operations Risk:The Portfolio has a limited history of operations for investors to evaluate.

• Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

• Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

• Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Quantitative Investing Risk: Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

• Real Estate Concentration Risk: The Portfolio concentrates its investments in the real estate business segment of the financials sector. Concentration in a particular business segment subjects the Portfolio to the risks associated with that business segment. Companies in the real estate business segment may be significantly affected by general local and economic conditions, interest rates and changes in government regulations. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the real estate business segment than portfolios investing in a broader range of business segments.

• Real Estate Related Securities Risk: The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Investments in digital real estate are subject to rapidly changing technology trends, as well as cyclical periods of supply and demand. Companies that have secondary exposure to real estate such as home improvement retail stores may be affected by general consumer spending and the value of residential real estate.

• REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

• Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

• Thematic Investing Risk: The Portfolio’s investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO SUMMARY: Global Atlantic Motif Technological Innovations Portfolio
Investment Objectives:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Atlantic Motif Technological Innovations Portfolio Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Atlantic Motif Technological Innovations Portfolio Class II Shares
Advisory Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%	[1]
Total Annual Portfolio Operating Expenses	1.01%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
Global Atlantic Motif Technological Innovations Portfolio | Class II Shares | USD ($)	103	322

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:

The Portfolio’s sub-adviser, Motif Capital Management, Inc. (“MCM”), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from the development and adoption of new and innovative technological products and services. The development and adoption of new and innovative technologies may change the way enterprises and consumers demand and consume products and services. Changing and evolving technology could affect various industries, and determine which companies will thrive and be profitable in the future.

Under normal market conditions,the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes)in a limited number of U.S. listed equity securities (including non-U.S. companies listed on U.S. exchanges) of companies and real estate investment trusts (REITs) that provide technology-related products or services or are a significant component of the supply chain that enables technology-related products or services, including companies that are not classified in the technology sector, but that have secondary exposure to technology, such as wireless telecommunication service providers, manufacturers of electrical components and medical technology and online retailers, among others (“technology-related securities”). While most of these technology-related securities are classified in the technology sector and, more specifically, within industries such as semiconductors and semiconductor equipment, communications and networking, electronic equipment and parts, computer hardware, phones and handheld devices, software and internet services, some are classified in other sectors, such as in the telecommunications (e.g., providers of wireless telecommunication services), industrials (e.g., suppliers of electronic components and equipment), healthcare (e.g., suppliers of medical equipment and technology) and consumer cyclicals (e.g., online retailers) sectors. Technology-related securities that are not classified in the technology sector either provide products or services that support the companies within the technology sector, or have business models that are largely dependent on technological advancement and innovation.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies’ historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to technological innovation. The themes currently include, but are not limited to, 3D printing, big data (companies that provide software analytics and visualization tools), cyber security, cloud computing, connected cars, digital advertising, digital payments (card- and mobile-based payments), e-commerce, enterprise storage (companies that provide data management solutions), Internet of Things (IoT) (applications and utility resulting from common objects having internet connectivity), mobile computing, mobile internet (use of handheld mobile devices to access internet-based services), online gaming, online video, robotics, smart grid (enhanced industrial and utilities processes resulting from internet connectivity), social networking, Software as a Service (cloud-based software offerings with business models based on recurring subscriptions), and wearable technology. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in technology industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities and American Depositary Receipts (ADRs) of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data). The Portfolio may invest in companies of any capitalization range. Investments are deemed to be ‘non-U.S.’ if: (a) an issuer’s domicile or location of headquarters is in a non-U.S. country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a non-U.S. country or has at least 50% of its assets situated in a non-U.S. country; or (c) the principal trading market for a security is located in a non-U.S. country.

Although MCM selects the Portfolio’s investments, the Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC (the “Adviser”), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM’s investment selections and weightings and market price movements of individual investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

• Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. The Portfolio may invest in unsponsored Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

• Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

• Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

• Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

• Management Risk: The Portfolio’s strategies may not produce the desired results, and may result in losses to the Portfolio.

• Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

• Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Quantitative Investing Risk: Investments selected using quantitative analysis or “models” may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

• REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

• Small Capitalization Securities Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

• Technology Concentration Risk: The Portfolio concentrates its investments in the technology sector. Concentration in a particular sector subjects the Portfolio to the risks associated with that sector. Companies in the technology sector may be significantly affected by short product cycles, intense competition, rapid obsolescence and general economic conditions. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the technology sector than portfolios investing in a broader range of sectors.

• Thematic Investing Risk. The Portfolio’s investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.